Loans and Allowance for Loan Losses - Summary of Internal Risk-Rating Categories (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	$ 13,575,531	$ 12,281,510
Nonperforming Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		9,040,062
Unrated | Nonperforming Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		872,544
Pass | Nonperforming Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		7,640,376
Special mention | Nonperforming Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		226,632
Substandard | Nonperforming Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		288,663
Doubtful | Nonperforming Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		11,847
Loss | Nonperforming Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		0
Commercial and industrial | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	3,150,946	2,960,527
Commercial and industrial | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		2,960,527
Commercial and industrial | Unrated | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		171,537
Commercial and industrial | Pass | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		2,656,873
Commercial and industrial | Special mention | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		70,141
Commercial and industrial | Substandard | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		50,339
Commercial and industrial | Doubtful | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		11,637
Commercial and industrial | Loss | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		0
Commercial real estate | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	5,155,323	4,522,513
Commercial real estate | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		4,522,513
Commercial real estate | Unrated | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		4,378
Commercial real estate | Pass | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		4,199,803
Commercial real estate | Special mention | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		104,517
Commercial real estate | Substandard | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		213,815
Commercial real estate | Doubtful | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		0
Commercial real estate | Loss | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		0
Commercial construction | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	336,276	222,328
Commercial construction | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		222,328
Commercial construction | Unrated | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		0
Commercial construction | Pass | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		213,744
Commercial construction | Special mention | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		1,889
Commercial construction | Substandard | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		6,695
Commercial construction | Doubtful | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		0
Commercial construction | Loss | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		0
Business Banking | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs	$ 1,090,492	1,334,694
Business Banking | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		1,334,694
Business Banking | Unrated | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		696,629
Business Banking | Pass | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		569,956
Business Banking | Special mention | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		50,085
Business Banking | Substandard | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		17,814
Business Banking | Doubtful | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		210
Business Banking | Loss | Nonperforming Loans | Commercial Portfolio Segment
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans before unamortized premiums, unearned discounts and deferred fees and costs		$ 0